Other Long Term Assets (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Other Long Term Assets [Abstract]
Restricted cash	₪ 857	$ 247	₪ 461
Leasing deposits	23	7	17
Other long term assets, total	₪ 880	$ 254	₪ 478